STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Tables
Schedule of Stock Warrant Activity

A summary of the Company’s Common Stock purchase warrant activity and related information for 2012 follows:

	Number of Shares Under Company Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	3,057,627	$0.36	7.9		$3,483,691
Granted	17,332,500	$1.26	4.5		$37,957,525
Exercised	(8,145,486)	$0.38
Expired	-0-
Cancelled	-0-
Balance at September 30, 2012	12,244,641	$1.62	5.1		$22,403,657
Vested and Exercisable at September 30, 2012	11,717,927	$1.68	4.9	$

Schedule of Assumptions FV Options

The assumptions used in the Black-Scholes Model during the nine months ended September 30, 2012 are set forth in the table below.

Risk-free interest rate	0.65-2.23%
Volatility	40.77-44.83%
Expected life (in years)	5.00-6.75
Dividend yield	0.00%

Schedule of Share-based Compensation Activity

A summary of activity under the LTIP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Granted	2,296,750	$2.56	9.6	$2,039,838
Exercised	(1,931,788)	$0.13
Expired	-0-
Cancelled	(26,428)	$0.24
Balance at September 30, 2012	10,928,695	$0.68	7.3	$30,261,370
Vested and Exercisable at September 30, 2012	7,528,886	$0.22	6.7	$24,349,605